RSUs outstanding, Employees Stock Incentive Master Scheme (Parenthetical) (Detail) - Mar. 31, 2024	₨ / shares	$ / shares
Restricted Stock Units (RSUs) [Member] | Employee Stock Incentive Master Scheme Two Thousand And Twenty Two
Share Based Payment Arrangement Equity Instruments Other Than Options Exercise Price Range [Line Items]
Share based compensation by share based award equity instruments other than options exercise price per share lower limit | (per share)	₨ 1	$ 0